CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Weighted average ordinary units	45,276,278	42,855,722
Option shares multiple		42.84